Condensed Financial Information of the Parent Company (Details) - Schedule of parent company balance sheets - Parent [Member] - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 9,838	$ 4,602,243
Deferred offering costs		292,000
Prepaid expenses and other current assets	103,790
Other receivable – related party	4,221,549
Non-current assets
Investment in subsidiaries and VIE	35,584,716	15,034,773
Total assets	39,919,893	19,929,016
LIABILITIES
Due to VIE	236,442
Due to related parties		1,184,272
STOCKHOLDERS’ EQUITY
Common stock, $0.0001 par value, 450,000,000 shares authorized, 25,677,965 and 21,149,425 issued and outstanding at December 31, 2021 and 2020, respectively	2,568	2,115
Preferred stock, $0.0001 par value, 50,000,000 shares authorized, 750,000 issued and outstanding at December 31, 2021 and 2020	75	75
Additional paid-in capital	40,827,231	14,171,120
Statutory reserve	394,541	394,541
Retained earnings	(3,036,045)	3,353,031
Accumulated other comprehensive income	1,495,081	823,862
Total stockholders’ equity	39,683,451	18,744,744
Total liabilities and stockholders’ equity	$ 39,919,893	$ 19,929,016